Revenue Recognition (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue Recognition [Abstract]
Contract assets	$ 300	$ 100		$ 21
Deferred revenue	$ 349		$ 520	$ 579	$ 17